COMBINED FINANCIAL INFORMATION - Cash Flows (Details) $ in Thousands, $ in Millions			12 Months Ended
	Sep. 01, 2021 CAD ($)	Sep. 01, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
OPERATING ACTIVITIES
Net income			$ 1,310,272	$ 429,927
Items not involving current cash flows			(1,051,650)	(199,581)
Changes in working capital balances			(1,416)	16,641
Other operating activities			5,058	2,306
Cash provided by(used in) operating activities			262,264	249,293
INVESTING ACTIVITIES
Property acquisitions	$ (98,100)	$ (77.5)	(925,901)	(1,045,659)
Proceeds from disposals, net			35,428	42,508
Additions to income-producing properties			(28,003)	(22,983)
Additions to properties under development			(71,168)	(40,613)
Construction funds released from escrow			8,341	8,622
Other investing activities			(44,121)	(13,669)
Cash used in investing activities			(1,025,424)	(1,071,794)
FINANCING ACTIVITIES
Distributions paid			(191,082)	(163,064)
Other financing activities			524,557	1,521,261
Cash provided by financing activities			333,475	1,358,197
Effect of exchange rate changes			918	(3,093)
Net (decrease) increase in cash and cash equivalents during the year			(428,767)	532,603
Granite REIT
OPERATING ACTIVITIES
Net income			1,310,272	429,927
Items not involving current cash flows			(1,051,650)	(199,581)
Changes in working capital balances			(1,045)	16,108
Other operating activities			5,058	2,306
Cash provided by(used in) operating activities			262,635	248,760
INVESTING ACTIVITIES
Property acquisitions			(925,901)	(1,045,659)
Proceeds from disposals, net			35,428	42,508
Additions to income-producing properties			(28,003)	(22,983)
Additions to properties under development			(71,168)	(40,613)
Construction funds released from escrow			8,341	8,622
Other investing activities			(44,121)	(13,669)
Cash used in investing activities			(1,025,424)	(1,071,794)
FINANCING ACTIVITIES
Distributions paid			(191,082)	(163,064)
Other financing activities			524,557	1,521,261
Cash provided by financing activities			333,475	1,358,197
Effect of exchange rate changes			918	(3,093)
Net (decrease) increase in cash and cash equivalents during the year			(428,396)	532,070
Granite GP
OPERATING ACTIVITIES
Net income			13	4
Items not involving current cash flows			(13)	(4)
Changes in working capital balances			(371)	533
Cash provided by(used in) operating activities			(371)	533
FINANCING ACTIVITIES
Net (decrease) increase in cash and cash equivalents during the year			(371)	533
Eliminations/Adjustments
OPERATING ACTIVITIES
Net income			(13)	(4)
Items not involving current cash flows			$ 13	$ 4